Income Taxes	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Taxes

Note 14. Income Taxes

The components of income tax benefit (expense) from continuing operations are as follows:

	For the Year Ended December 31,
	2015	2014	2013
	(In thousands)
Current income taxes:
Federal	$(9,971)	$—	$—
State	(99)	149	(1,311)
Total current income tax benefit (expense)	(10,070)	149	(1,311)
Deferred income taxes:
Federal	(55,417)	(91,051)	—
State	(34,518)	(11,490)	—
Total deferred income tax benefit (expense)	(89,935)	(102,541)	—
Total income tax benefit (expense)	$(100,005)	$(102,392)	$(1,311)

The actual income tax benefit (expense) from continuing operations differs from the expected amount computed by applying the federal statutory corporate tax rate of 35% as follows:

	For the Year Ended December 31,
	2015	2014	2013
	(In thousands)
Expected tax benefit (expense) at federal statutory rate	$(69,162)	$227,250	$(32,073)
State income tax benefit (expense), net of federal benefit	(22,501)	(7,753)	(1,311)
Pass-through entities (1)	—	7,989	32,073
Stock compensation (2)	(12,300)	(330,024)	—
Other	3,958	146	—
Total income tax benefit (expense)	$(100,005)	$(102,392)	$(1,311)

(1)	Our predecessor was also a pass-through entity for federal income tax purposes.
(2)	As discussed in Note 12, the compensation expense associated with the incentive units of WildHorse Resources and MRD Holdco created a nondeductible permanent difference for income tax purposes.

The components of net deferred income tax liabilities are as follows:

	December 31,
	2015	2014
	(In thousands)
Deferred income tax assets:
Net operating loss carryforward	$68,375	$24,084
Asset retirement obligation	3,789	3,902
Alternative minimum tax credit carryforward	9,984	—
Other	5,546	3,550
Total deferred income tax assets	$87,694	$31,536
Valuation allowance	—	—
Net deferred income tax assets	87,694	31,536

Deferred income tax liabilities:
Property, plant and equipment	$171,627	$48,104
Derivatives	109,800	97,760
Other	—	271
Total deferred income tax liabilities	$281,427	$146,135

Net deferred income tax liabilities	$193,733	$114,599

In June 2014, we recorded a deferred tax liability of approximately $43.3 million through stockholders’ equity in connection with our initial public offering and the related restructuring transactions. The tax basis of our assets and liabilities were stepped up as a result of our initial public offering and the related restructuring transactions, which is reported as a transaction among stockholders for financial reporting purposes.

Consistent with establishing the deferred tax liability through stockholders’ equity in our initial public offering, we reversed a deferred tax liability of approximately $38.8 million through stockholders’ equity in 2015, of which $4.4 million was associated with the estimated deferred tax effects included in equity in connection with our initial public offering in 2014 and $34.4 million was attributable to the deferred tax effects of a common control transaction with MEMP in February 2015.

Uncertain Income Tax Position.  We must recognize the tax effects of any uncertain tax positions we may adopt, if the position taken by us is more likely than not sustainable based on its technical merits.  For those benefits to be recognized, an income tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. We had no unrecognized tax benefits as of December 31, 2015 and expect no significant change to the unrecognized tax benefits over the next twelve months ending December 31, 2016.

Tax Audits and Settlements.  Generally, our income tax years 2011 through 2015 remain open and subject to examination by Federal tax authorities or the tax authorities in Louisiana and Texas and certain other small state taxing jurisdictions where we conduct operations. In certain jurisdictions we operate through more than one legal entity, each of which may have different open years subject to examination.

Tax Attribute Carryforwards and Valuation Allowance. As of December 31, 2015, we had federal net operating loss carryforwards of approximately $169.5 million, of which $0.2 million is a component of discontinued operations, which would expire in 2034 and 2035.  We also had state tax carryforwards of approximately $173.6 million, which would expire 2034 and 2035. No valuation allowance was established based upon management’s evaluation that loss carryforwards will be fully realized. We had alternative minimum tax credit carryfowards of approximately $10.0 million, which would be carried forward indefinitely.